INVENTORIES (Tables)	6 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	Components of inventories are as follows:

	June 30, 2021	December 31, 2021
		(Unaudited)
Raw materials	$23,469	$35,573
Work in progress	12,165	13,259
Finished goods	12,278	18,824

	$47,912	$67,656